Long Term Borrowings (Schedule Of Long Term Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	$ 6,284,479	$ 16,371,947	$ 16,454,067	$ 6,216,463
Long Term Borrowings, Average for the year, Amount	15,900,134	16,409,188	21,051,203
Senior Notes [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	6,284,479	6,371,947	6,454,067
Long Term Borrowings, Outstanding at year end, Rate	6.28%	6.28%	6.28%
Long Term Borrowings, Average for the year, Amount	6,324,792	6,409,188	6,489,559
Long Term Borrowings, Average for the year, Rate	6.28%	6.28%	6.28%
Federal Home Loan Bank Advance, Due December 2012, Advance One [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount		5,000,000	5,000,000
Long Term Borrowings, Outstanding at year end, Rate		3.358%	3.358%
Long Term Borrowings, Average for the year, Amount	4,739,726	5,000,000	5,000,000
Long Term Borrowings, Average for the year, Rate	3.358%	3.358%	3.358%
Federal Home Loan Bank Advance, Due December 2012, Advance Two [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Short Term Borrowings, Outstanding at year end, Amount		5,000,000	5,000,000
Long Term Borrowings, Outstanding at year end, Rate		3.119%	3.119%
Long Term Borrowings, Average for the year, Amount	4,835,616	5,000,000	5,000,000
Long Term Borrowings, Average for the year, Rate	3.119%	3.119%	3.119%
Federal Home Loan Bank Advance, Due November 2010 [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long Term Borrowings, Average for the year, Amount			$ 4,561,644
Long Term Borrowings, Average for the year, Rate			3.66%